Annual Total Returns - Fidelity Freedom Index 2060 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2060 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 05, 2014
Investor Class
Bar Chart Table:
Annual Return 2015	(1.53%)
Annual Return 2016	9.34%
Annual Return 2017	20.58%
Annual Return 2018	(7.20%)
Annual Return 2019	26.10%
Annual Return 2020	16.40%